Equity - Summary of equity (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Share capital and share premium
Share capital	€ 30	€ 31	€ 35	€ 37
Share premium	17,116	17,116	17,116
Total share capital and share premium	17,147	17,148	17,151
Other reserves
Reserve of cash flow hedges	(1,096)	(1,693)	(2,058)
Revaluation reserves credit liability	(49)	(15)	31
Revaluation reserve: Property in own use	156	161	178
Net defined benefit asset/liability remeasurement reserve	(345)	(333)	(317)
Currency translation reserve	(2,774)	(1,986)	(2,527)
Share of associates and joint ventures and other	2,031	2,607	3,047
Treasury shares	(2,404)	(765)	(1,994)	(1,205)
Other reserves	(3,080)	(687)	(2,767)
Retained earnings	40,016	36,243	40,299
Shareholders’ equity (parent)	54,083	52,703	54,684
Non-controlling interests	1,255	995	944
Total equity	55,339	53,698	55,628	€ 57,004
Equity securities at FVOCI
Other reserves
Revaluation reserve: equity securities at FVOCI	1,444	1,816	1,152
Revaluation reserve: debt instruments at FVOCI	1,444	1,816	1,152
Debt instruments at FVOCI
Other reserves
Revaluation reserve: equity securities at FVOCI	(41)	(479)	(280)
Revaluation reserve: debt instruments at FVOCI	€ (41)	€ (479)	€ (280)